Summary of Significant Accounting Policies and Basis of Presentation (as restated) - Restatement on statement of stockholders' equity (Details) - USD ($)	3 Months Ended					7 Months Ended	9 Months Ended		12 Months Ended			21 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021
Stockholders' Deficit:
Balances at the beginning	$ (330,540,543)		$ (308,442,394)		$ (292,760,211)		$ (308,442,394)	$ (274,943,167)	$ (274,943,167)	$ (210,774,713)	$ (162,771,996)	$ (274,943,167)
Common stock subject to possible redemption	(707,219)				1,255,312		(2,039,145)	736,685	1,090,294	1,155,122	(907,596)
Net income/loss	(5,929,183)				(7,624,256)		(30,300,971)	(27,090,243)	(34,436,576)	(65,402,000)	(50,325,820)
Balances at the end	(335,158,705)	$ (330,540,543)		$ (308,442,394)	$ (301,189,314)	$ (308,442,394)	(335,158,705)	$ (301,189,314)	(308,442,394)	$ (274,943,167)	$ (210,774,713)	(335,158,705)
Seven Oaks Acquisition Corp
Stockholders' Deficit:
Balances at the beginning	(21,719,319)	(15,456,888)	(20,101,881)	0			(20,101,881)
Net income/loss	6,031,516	(6,262,431)	4,644,993	(4,217,743)		(4,217,743)	4,414,078
Balances at the end	(15,687,803)	(21,719,319)	(15,456,888)	(20,101,881)		(20,101,881)	(15,687,803)		(20,101,881)			$ (15,687,803)
As Previously Reported | Seven Oaks Acquisition Corp
Stockholders' Deficit:
Balances at the beginning	(20,101,889)	(20,101,888)	5,000,004				$ 5,000,004
Common stock subject to possible redemption		6,262,430	(4,645,000)
Net income/loss		(6,262,431)	4,644,993	(159,402)		(159,402)
Balances at the end		(20,101,889)	(20,101,888)	$ 5,000,004		$ 5,000,004			$ 5,000,004
Restatement Adjustment | Seven Oaks Acquisition Corp
Stockholders' Deficit:
Balances at the beginning	$ (1,617,430)	(20,456,890)
Common stock subject to possible redemption		(6,262,430)	4,645,000
Balances at the end		$ (1,617,430)	$ (20,456,890)